Distribution Date: May 25, 2007
DISTRIBUTION PACKAGE
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Aurora Loan Services Inc
May 25, 2007
April 30, 2007
April 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-May-07
Determination Date 18-May-07 Accrual Periods: Begin End
Record Date - X, AP, R, C 30-Apr-07 Libor Certificates 4/25/2007 5/24/2007
Record Date - others 24-May-07 Others 4/1/2007 4/30/2007
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
1-A1 5.45000% $167,597,000.00 $167,597,000.00 $1,264,064.70 $761,169.71 $2,025,234.41 0.00 $0.00 $166,332,935.30
1-A2AU 5.48000% $63,225,000.00 $63,225,000.00 $0.00 $288,727.50 $288,727.50 0.00 $0.00 $63,225,000.00
1-A2BU 5.54000% $15,806,000.00 $15,806,000.00 $0.00 $72,971.03 $72,971.03 0.00 $0.00 $15,806,000.00
1-A3U 5.56000% $120,347,000.00 $120,347,000.00 $0.00 $557,607.77 $557,607.77 0.00 $0.00 $120,347,000.00
1-A4A 5.49000% $100,000,000.00 $100,000,000.00 $344,455.26 $457,500.00 $801,955.26 0.00 $0.00 $99,655,544.74
1-A4BU 5.56000% $33,334,000.00 $33,334,000.00 $114,820.72 $154,447.53 $269,268.25 0.00 $0.00 $33,219,179.28
1-A4C 5.60000% $13,000,000.00 $13,000,000.00 $44,779.18 $60,666.67 $105,445.85 0.00 $0.00 $12,955,220.82
2-A1 5.52000% $440,936,000.00 $440,936,000.00 $0.00 $1,463,835.92 $1,463,835.92 564,469.68 $0.00 $441,500,469.68
2-A2 5.56000% $139,652,000.00 $139,652,000.00 $0.00 $468,277.03 $468,277.03 178,777.24 $0.00 $139,830,777.24
2-A3 5.61000% $64,509,000.00 $64,509,000.00 $0.00 $218,997.58 $218,997.58 82,582.00 $0.00 $64,591,582.00
1-M1 5.73000% $21,047,000.00 $21,047,000.00 $0.00 $100,499.43 $100,499.43 0.00 $0.00 $21,047,000.00
1-M2 5.75000% $13,155,000.00 $13,155,000.00 $0.00 $63,034.38 $63,034.38 0.00 $0.00 $13,155,000.00
1-M3 5.80000% $11,108,000.00 $11,108,000.00 $0.00 $53,688.67 $53,688.67 0.00 $0.00 $11,108,000.00
1-M4 5.86000% $6,723,000.00 $6,723,000.00 $0.00 $32,830.65 $32,830.65 0.00 $0.00 $6,723,000.00
1-M5 5.97000% $6,431,000.00 $6,431,000.00 $0.00 $31,994.23 $31,994.23 0.00 $0.00 $6,431,000.00
1-M6 6.57000% $2,339,000.00 $2,339,000.00 $0.00 $12,806.03 $12,806.03 0.00 $0.00 $2,339,000.00
1-M7 6.92000% $2,338,000.00 $2,338,000.00 $0.00 $13,482.47 $13,482.47 0.00 $0.00 $2,338,000.00
1-M8 7.07000% $2,339,000.00 $2,339,000.00 $0.00 $13,780.61 $13,780.61 0.00 $0.00 $2,339,000.00
1-M9 7.07000% $2,923,000.00 $2,923,000.00 $0.00 $17,221.34 $17,221.34 0.00 $0.00 $2,923,000.00
2-M1 5.72000% $13,725,000.00 13,725,000.00 $0.00 $47,852.27 $47,852.27 17,570.23 $0.00 $13,742,570.23
2-M2 5.77000% $11,614,000.00 11,614,000.00 $0.00 $40,976.17 $40,976.17 14,867.81 $0.00 $11,628,867.81
2-M3 5.87000% $3,519,000.00 3,519,000.00 $0.00 $12,708.89 $12,708.89 4,504.89 $0.00 $3,523,504.89
2-M4 6.22000% $4,082,000.00 4,082,000.00 $0.00 $15,932.75 $15,932.75 5,225.62 $0.00 $4,087,225.62
2-M5 6.42000% $3,519,000.00 3,519,000.00 $0.00 $14,321.76 $14,321.76 4,504.89 $0.00 $3,523,504.89
2-M6 6.83192% $3,519,000.00 3,519,000.00 $0.00 $15,788.01 $15,788.01 4,504.89 $0.00 $3,523,504.89
2-M7 6.83192% $4,575,000.00 4,575,000.00 $0.00 $21,097.64 $21,097.64 5,856.74 $0.00 $4,580,856.74
2-M8 6.83192% $2,956,000.00 2,956,000.00 $0.00 $13,631.61 $13,631.61 3,784.16 $0.00 $2,959,784.16
2-M9 6.83192% $4,927,000.00 4,927,000.00 $0.00 $22,720.88 $22,720.88 6,307.36 $0.00 $4,933,307.36
1-X N/A $2,923,534.56 $2,923,534.56 $0.00 $1,186,094.00 $1,186,094.00 N/A N/A $2,923,177.67
2-X N/A $6,353,598.86 $6,353,598.86 $0.00 $758,315.40 $758,315.40 N/A N/A $6,353,598.86
1-AP N/A $100.00 $100.00 $0.00 $55,276.80 $55,276.80 N/A N/A $100.00
2-AP N/A $100.00 $100.00 $0.00 $7,478.25 $7,478.25 N/A N/A $100.00
1-C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
2-C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,288,522,333.42 $1,288,522,333.42 $1,768,119.86 $7,055,732.98 $8,823,852.84 $892,955.51 $0.00 $1,287,646,812.18
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Payment Detail (Grantor Trust Certificates):
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (3)
Amount
Balance
1-A2A 5.48000% 63,225,000.00 $63,225,000.00 $0.00 $288,727.50 $288,727.50 N/A $0.00 $63,225,000.00
1-A2B 5.54000% 15,806,000.00 $15,806,000.00 $0.00 $72,971.03 $72,971.03 N/A $0.00 $15,806,000.00
1-A3 5.56000% 120,347,000.00 $120,347,000.00 $0.00 $557,607.77 $557,607.77 N/A $0.00 $120,347,000.00
1-A4B 5.56000% 33,334,000.00 $33,334,000.00 $114,820.72 $154,447.53 $269,268.25 N/A $0.00 $33,219,179.28
(3) Deferred Int covered by Cap Deferred Int Agreement
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-May-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1 39539LAA9 $1,000.00000000 $7.54228715 $4.54166668 $0.00000000 $992.45771285 LIBOR 5.32000%
1-A2AU N/A $1,000.00000000 $0.00000000 $4.56666667 $0.00000000 $1,000.00000000
1-A2BU N/A $1,000.00000000 $0.00000000 $4.61666646 $0.00000000 $1,000.00000000
1-A3U N/A $1,000.00000000 $0.00000000 $4.63333336 $0.00000000 $1,000.00000000
1-A4A 39539LAE1 $1,000.00000000 $3.44455260 $4.57500000 $0.00000000 $996.55544740
1-A4BU N/A $1,000.00000000 $3.44455271 $4.63333323 $0.00000000 $996.55544729
1-A4C 39539LAG6 $1,000.00000000 $3.44455231 $4.66666692 $0.00000000 $996.55544769
2-A1 39539LAH4 $1,000.00000000 $0.00000000 $3.31983762 $0.00000000 $1,001.28016238
2-A2 39539LAJ0 $1,000.00000000 $0.00000000 $3.35317095 $0.00000000 $1,001.28016240
2-A3
39539LAK7
$1,000.00000000 $0.00000000 $3.39483762 $0.00000000 $1,001.28016246
1-M1 39539LAL5 $1,000.00000000 $0.00000000 $4.77500024 $0.00000000 $1,000.00000000
1-M2 39539LAM3 $1,000.00000000 $0.00000000 $4.79166705 $0.00000000 $1,000.00000000
1-M3
39539LAN1
$1,000.00000000 $0.00000000 $4.83333363 $0.00000000 $1,000.00000000
1-M4 39539LAP6 $1,000.00000000 $0.00000000 $4.88333333 $0.00000000 $1,000.00000000
1-M5 39539LAQ4 $1,000.00000000 $0.00000000 $4.97500078 $0.00000000 $1,000.00000000
1-M6 39539LAR2 $1,000.00000000 $0.00000000 $5.47500214 $0.00000000 $1,000.00000000
1-M7 39539LAS0 $1,000.00000000 $0.00000000 $5.76666809 $0.00000000 $1,000.00000000
1-M8
39539LAT8
$1,000.00000000 $0.00000000 $5.89166738 $0.00000000 $1,000.00000000
1-M9 39539LAU5 $1,000.00000000 $0.00000000 $5.89166610 $0.00000000 $1,000.00000000
2-M1 39539LAV3 $1,000.00000000 $0.00000000 $3.48650419 $0.00000000 $1,001.28016248
2-M2 39539LAW1 $1,000.00000000 $0.00000000 $3.52817031 $0.00000000 $1,001.28016273
2-M3 39539LAX9 $1,000.00000000 $0.00000000 $3.61150611 $0.00000000 $1,001.28016198
2-M4 39539LAY7 $1,000.00000000 $0.00000000 $3.90317246 $0.00000000 $1,001.28016169
2-M5 39539LAZ4 $1,000.00000000 $0.00000000 $4.06983802 $0.00000000 $1,001.28016198
2-M6 39539LBA8 $1,000.00000000 $0.00000000 $4.48650469 $0.00000000 $1,001.28016198
2-M7
39539LBB6
$1,000.00000000 $0.00000000 $4.61150601 $0.00000000 $1,001.28016175
2-M8 39539LBC4 $1,000.00000000 $0.00000000 $4.61150541 $0.00000000 $1,001.28016238
2-M9 39539LBF7 $1,000.00000000 $0.00000000 $4.61150396 $0.00000000 $1,001.28016237
1-AP 39539LBD2 $1,000.00000000 $0.00000000 $552,768.00 $0.00000000 $1,000.00000000
2-AP 39539LBE0 $1,000.00000000 $0.00000000 $74,782.50 $0.00000000 $1,000.00000000
Amounts Per 1,000 (Grantor Trust Certificates):
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
1-A2A 39539LAB7 $1,000.00000000 $0.00000000 $4.56666667 $0.00000000 $1,000.00000000
1-A2B 39539LAC5 $1,000.00000000 $0.00000000 $4.61666646 $0.00000000 $1,000.00000000
1-A3 39539LAD3 $1,000.00000000 $0.00000000 $4.63333336 $0.00000000 $1,000.00000000
1-A4B 39539LAF8 $1,000.00000000 $3.44455271 $4.63333323 $0.00000000 $996.55544729

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-May-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1 5.45000% $761,169.71 $0.00 $0.00 $0.00 $0.00 $0.00 $761,169.71 $0.00
1-A2AU 5.48000% $288,727.50 $0.00 $0.00 $0.00 $0.00 $0.00 $288,727.50 $0.00
1-A2BU 5.54000% $72,971.03 $0.00 $0.00 $0.00 $0.00 $0.00 $72,971.03 $0.00
1-A3U 5.56000% $557,607.77 $0.00 $0.00 $0.00 $0.00 $0.00 $557,607.77 $0.00
1-A4A 5.49000% $457,500.00 $0.00 $0.00 $0.00 $0.00 $0.00 $457,500.00 $0.00
1-A4BU 5.56000% $154,447.53 $0.00 $0.00 $0.00 $0.00 $0.00 $154,447.53 $0.00
1-A4C 5.60000% $60,666.67 $0.00 $0.00 $0.00 $0.00 $0.00 $60,666.67 $0.00
2-A1 5.52000% $2,028,305.60 $0.00 $0.00 $0.00 $0.00 $564,469.68 $1,463,835.92 $0.00
2-A2 5.56000% $647,054.27 $0.00 $0.00 $0.00 $0.00 $178,777.24 $468,277.03 $0.00
2-A3 5.61000% $301,579.58 $0.00 $0.00 $0.00 $0.00 $82,582.00 $218,997.58 $0.00
1-M1 5.73000% $100,499.43 $0.00 $0.00 $0.00 $0.00 $0.00 $100,499.43 $0.00
1-M2 5.75000% $63,034.38 $0.00 $0.00 $0.00 $0.00 $0.00 $63,034.38 $0.00
1-M3 5.80000% $53,688.67 $0.00 $0.00 $0.00 $0.00 $0.00 $53,688.67 $0.00
1-M4 5.86000% $32,830.65 $0.00 $0.00 $0.00 $0.00 $0.00 $32,830.65 $0.00
1-M5 5.97000% $31,994.23 $0.00 $0.00 $0.00 $0.00 $0.00 $31,994.23 $0.00
1-M6 6.57000% $12,806.03 $0.00 $0.00 $0.00 $0.00 $0.00 $12,806.03 $0.00
1-M7 6.92000% $13,482.47 $0.00 $0.00 $0.00 $0.00 $0.00 $13,482.47 $0.00
1-M8 7.07000% $13,780.61 $0.00 $0.00 $0.00 $0.00 $0.00 $13,780.61 $0.00
1-M9 7.07000% $17,221.34 $0.00 $0.00 $0.00 $0.00 $0.00 $17,221.34 $0.00
2-M1 5.72000% $65,422.50 $0.00 $0.00 $0.00 $0.00 $17,570.23 $47,852.27 $0.00
2-M2 5.77000% $55,843.98 $0.00 $0.00 $0.00 $0.00 $14,867.81 $40,976.17 $0.00
2-M3 5.87000% $17,213.78 $0.00 $0.00 $0.00 $0.00 $4,504.89 $12,708.89 $0.00
2-M4 6.22000% $21,158.37 $0.00 $0.00 $0.00 $0.00 $5,225.62 $15,932.75 $0.00
2-M5 6.42000% $18,826.65 $0.00 $0.00 $0.00 $0.00 $4,504.89 $14,321.76 $0.00
2-M6 6.92000% $20,034.59 $0.00 $258.31 $258.31 $0.00 $4,504.89 $15,788.01 $0.00
2-M7 7.07000% $26,046.68 $0.00 $907.70 $907.70 $0.00 $5,856.74 $21,097.64 $0.00
2-M8 7.07000% $16,829.28 $0.00 $586.49 $586.49 $0.00 $3,784.16 $13,631.61 $0.00
2-M9 7.07000% $28,050.71 $0.00 $977.53 $977.53 $0.00 $6,307.36 $22,720.88 $0.00
Interest Detail (Grantor Trust Certificates):
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A2A 5.4800% 288,727.50 0.00 0.00 0.00 0.00 N/A $288,727.50 0.00
1-A2B 5.5400% 72,971.03 0.00 0.00 0.00 0.00 N/A $72,971.03 0.00
1-A3 5.5600% 557,607.77 0.00 0.00 0.00 0.00 N/A $557,607.77 0.00
1-A4B 5.5600% 154,447.53 0.00 0.00 0.00 0.00 N/A $154,447.53 0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-May-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2AU $0.00 $0.00 $0.00 $0.00 $0.00
1-A2BU $0.00 $0.00 $0.00 $0.00 $0.00
1-A3U $0.00 $0.00 $0.00 $0.00 $0.00
1-A4A $0.00 $0.00 $0.00 $0.00 $0.00
1-A4BU $0.00 $0.00 $0.00 $0.00 $0.00
1-A4C $0.00 $0.00 $0.00 $0.00 $0.00
2-A1 $0.00 $0.00 $0.00 $0.00 $0.00
2-A2 $0.00 $0.00 $0.00 $0.00 $0.00
2-A3 $0.00 $0.00 $0.00 $0.00 $0.00
1-M1 $0.00 $0.00 $0.00 $0.00 $0.00
1-M2 $0.00 $0.00 $0.00 $0.00 $0.00
1-M3 $0.00 $0.00 $0.00 $0.00 $0.00
1-M4 $0.00 $0.00 $0.00 $0.00 $0.00
1-M5 $0.00 $0.00 $0.00 $0.00 $0.00
1-M6 $0.00 $0.00 $0.00 $0.00 $0.00
1-M7 $0.00 $0.00 $0.00 $0.00 $0.00
1-M8 $0.00 $0.00 $0.00 $0.00 $0.00
1-M9 $0.00 $0.00 $0.00 $0.00 $0.00
2-M1 $0.00 $0.00 $0.00 $0.00 $0.00
2-M2 $0.00 $0.00 $0.00 $0.00 $0.00
2-M3 $0.00 $0.00 $0.00 $0.00 $0.00
2-M4 $0.00 $0.00 $0.00 $0.00 $0.00
2-M5 $0.00 $0.00 $0.00 $0.00 $0.00
2-M6 $0.00 $0.00 $0.00 $0.00 $0.00
2-M7 $0.00 $0.00 $0.00 $0.00 $0.00
2-M8 $0.00 $0.00 $0.00 $0.00 $0.00
2-M9 $0.00 $0.00 $0.00 $0.00 $0.00
Applied Loss Detail (Grantor Trust Certificates):
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A2A 0.00 0.00 0.00 $0.00 0.00
1-A2B 0.00 0.00 0.00 $0.00 0.00
1-A3 0.00 0.00 0.00 $0.00 0.00
1-A4B 0.00 0.00 0.00 $0.00 0.00
Cap Deferred Interest Amount Detail (Grantor Trust Certificates):
Begin
Current
Total
Cap Deferred Amount
Outstanding
Cap Deferred
Cap Deferred
Cap Deferred
Paid to
Cap Deferred
Class
Amount
Amount
Amount
Provider
Amount
1-A2A 0.00 0.00 0.00 $0.00 0.00
1-A2B 0.00 0.00 0.00 $0.00 0.00
1-A3 0.00 0.00 0.00 $0.00 0.00
1-A4B 0.00 0.00 0.00 $0.00 0.00

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-May-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Group I
Group II
Miscellaneous:
Group I
Group II
Total
Cumulative Recoveries 0.00 0.00 0.00
Beginning Balance 0.00 0.00
Deposit : required deposit from waterfall 0.00 2,730.03 A) Advances required to be made by Servicer 1,504,416.12 1,819,823.10 3,324,239.22
Withdrawal: for Basis Risk shortfalls 0.00 2,730.03 B) Advances actually made by Servicer 1,504,416.12 1,819,823.10 3,324,239.22
Withdrawal: to Supplemental Interest Trust, any excess 0.00 0.00 C) Excess of A over B 0.00 0.00 0.00
Ending Balance 0.00 0.00
Cumulative Payments to following bonds:
Grantor Trust Accounts:
Class 1-C 0.00
Available funds (A): Class 2-C 0.00
Funds from Underlying bonds 1,188,574.55 Class 1-X 1,186,094.00
Funds from Cap Provider under Deferred Interest Cap Agreements 0.00 Class 2-X 758,315.40
1,188,574.55 Class R 0.00
Distributions (B):
To Cap Provider, interest on Cap Deferred Interest Amount
0.00 Interest Remittance Amount 6,992,621.04
To Grantor Trust Certs, interest 1,073,753.83 Principal Remittance Amount 1,768,476.75
To Cap Provider, reimbursement of Cap Deferred Interest Amount 0.00 Principal Distribution Amount 1,768,119.86
To Grantor Trust Certs, principal 114,820.72 Funds Shortfall 0.00
1,188,574.55
Reconciliation:
(A) - (B): 0.00
Available funds (A):
Servicer remittance
8,823,852.84
Supplemental Interest Trust For Group II:
Funds from Cap Provider 0.00
Net Counterparty Payment to Trust 0.00
Swap Notional Balance 0.00 8,823,852.84
Distributions (B):
Deposit: Investment Income 0.00
Deposit: excess funds from Basis Risk Reserve Funds 0.00 Net Trust Payment to Counterparty 0.00
Deposit: Net Counterparty Payment to Trust 0.00 Total interest distributed 7,055,732.98
Deposit: Counterparty Termination Payment 0.00 Total principal distributed 1,768,119.86
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00 8,823,852.84
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 (A) - (B): 0.00
Withdrawal : to Pay Pool 2 Available Basis Risk Amount 0.00
Withdrawal : to Maintian Target OC, principal 0.00
Interest Rate Cap Account For Group II:
Group II
Withdrawal : to pay Basis Risk Shortfalls 0.00
Withdrawal : to pay Deferred Amounts 0.00 Notional Amount 0.00
Withdrawal : to 2-X, remaining amounts 0.00 Cap Payment 0.00
Withdrawal for Basis Risk (first priority for BR pmts) 0.00
To 2-X 0.00
ACCOUNT ACTIVITY

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-May-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Group I
Overcollateralization:
Group I
Group II
Relevant information: Ending Overcollateralization Amount 2,923,177.67 6,353,598.86
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 2,923,177.67 6,334,979.39
B) Ending Collateral Balance 582,867,057.81 Ending Overcollateralization deficiency amount 0.00 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 356.89 0.00
D) Rolling Three Month Delinquency Rate 0.000%
E) Applicable Delinquency Event trigger limit 2.815%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
Group I
Group II
G) Original Collateral Balance 584,635,534.56
H) Cumulative Loss % ( F / G) 0.000% Excess available interest (A includes OC release): 1,186,094.00 761,045.43
I) Applicable Cumulative Loss Limit % (not applicable until May 2010) NA
A Trigger Event will occur if either (1) or (2) is True: 1) as additional principal to certificates 0.00 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00 0.00
For Distribution Dates prior to May 2013, 23.00% 3) Basis Risk Payments 0.00 2,730.03
For Distribution Dates on or after May 2013, 28.75% 4) Remaining Amounts to X 1,186,094.00 758,315.40
2) Cumulative Loss % exceeds applicable % (H > I) NO (B): 1,186,094.00 761,045.43
NO
(A)-(B): 0.00 0.00
Trigger Event:
Group II
Stepdown Date:
Group I
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage 12.237%
B) Ending Collateral Balance 704,779,554.37 Senior Enhancement Percentage for purposes of Stepdown 12.237%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.000% The later to occur of:
E) Applicable Delinquency Event trigger limit 2.799% (x) the Distribution Date in May 2010 NO
F) Cumulative Realized Losses 0.00 (y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
G) Original Collateral Balance 703,886,598.86 (i) prior to the Distribution Date in May 2013, 30.50%
H) Cumulative Loss % ( F / G) 0.000% (ii) on or after the Distribution Date in May 2013, 24.40%
NO
I) Applicable Cumulative Loss Limit % (not applicable until May 2010) NA
A Trigger Event will occur if either (1) or (2) is True:
Stepdown Date:
Group II
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO
For Distribution Dates prior to May 2013, 33.55% Relevant information:
For Distribution Dates on or after May 2013, 40.00% Senior Enhancement Percentage 8.342%
2) Cumulative Loss % exceeds applicable % (H > I) NO Senior Enhancement Percentage for purposes of Stepdown 8.342%
NO
The later to occur of:
(x) the Distribution Date in May 2010
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in May 2013, 20.87%
(ii) on or after the Distribution Date in May 2013, 16.70%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: May 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
1,288,522,133.42
4,804,868.73
3,929,347.49
0.00
1,287,646,612.18
192.40
4,434,311.87
370,364.46
0.00
0.00
4,804,868.73
8,306,082.97
420,506.42
3,929,347.49
0.00
0.00
0.00
0.00
3,956,229.06
62,755.05
0.00
8,823,852.84
3,582
3,568
0.9993205229
7.73569%
7.34407%
11.66650%
0.00
3,581
1,287,400,172.79
0.00
0.00
0.00
1,949,109.74
6
0
0.00
0.00
402,663.60
17,842.82
0.00
0.00
0.00
0.00
0.00
584,635,534.56
3,929,906.23
2,161,429.48
0.00
582,867,057.81
192.40
3,825,180.46
104,533.37
0.00
0.00
3,929,906.23
4,078,706.73
200,541.60
2,161,429.48
0.00
0.00
0.00
0.00
1,716,735.65
55,276.80
0.00
5,701,918.68
1,626
1,614
0.9969750782
8.37232%
7.96070%
11.46734%
0.00
1,625
582,620,618.42
0.00
0.00
0.00
1,694,975.99
5
0
0.00
0.00
182,698.78
17,842.82
0.00
0.00
0.00
0.00
0.00
703,886,598.86
874,962.50
1,767,918.01
0.00
704,779,554.37
0.00
609,131.41
265,831.09
0.00
0.00
874,962.50
4,227,376.24
219,964.82
1,767,918.01
0.00
0.00
0.00
0.00
2,239,493.41
7,478.25
0.00
3,121,934.16
1,956
1,954
1.0012686071
7.20692%
6.83192%
11.83192%
0.00
1,956
704,779,554.37
0.00
0.00
0.00
254,133.75
1
0
0.00
0.00
219,964.82
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
89 7,005,795.09 0.54% 60 4,691,519.85 0.80% 29 2,314,275.24 0.33%
100K to 199.99K
664 105,245,671.51 8.17% 295 46,644,571.79 8.00% 369 58,601,099.72 8.31%
200K to 299.99K
873 214,751,837.67 16.68% 365 89,929,319.53 15.43% 508 124,822,518.14 17.71%
300K to 399.99K
714 247,778,167.61 19.24% 340 118,296,220.28 20.30% 374 129,481,947.33 18.37%
400K to 499.99K
520 232,179,871.03 18.03% 224 99,682,253.30 17.10% 296 132,497,617.73 18.80%
500K to 599.99K
350 190,675,040.70 14.81% 165 89,843,396.68 15.41% 185 100,831,644.02 14.31%
600K to 699.99K
173 111,288,684.91 8.64% 76 49,237,635.13 8.45% 97 62,051,049.78 8.80%
700K to 799.99K
64 48,011,795.75 3.73% 33 24,672,179.12 4.23% 31 23,339,616.63 3.31%
800K to 899.99K
43 36,032,422.65 2.80% 18 15,174,640.58 2.60% 25 20,857,782.07 2.96%
900K to 999.99K
21 20,085,793.41 1.56% 10 9,620,035.91 1.65% 11 10,465,757.50 1.48%
1000K to 1099.99K
23 23,357,845.17 1.81% 13 13,149,265.26 2.26% 10 10,208,579.91 1.45%
1100K to 1199.99K
3 3,462,193.90 0.27% 2 2,305,125.46 0.40% 1 1,157,068.44 0.16%
1200K to 1299.99K
8 10,086,589.18 0.78% 5 6,287,044.95 1.08% 3 3,799,544.23 0.54%
1300K to 1399.99K
6 8,117,457.62 0.63% 3 4,003,727.30 0.69% 3 4,113,730.32 0.58%
1400K to 1499.99K
5 7,129,283.51 0.55% 2 2,898,376.48 0.50% 3 4,230,907.03 0.60%
1500K to 1599.99K
4 6,064,442.32 0.47% 1 1,530,378.11 0.26% 3 4,534,064.21 0.64%
1600K to 1699.99K
1 1,652,366.75 0.13% 0 0.00 0.00% 1 1,652,366.75 0.23%
1700K to 1799.99K
2 3,504,480.00 0.27% 0 0.00 0.00% 2 3,504,480.00 0.50%
1800K to 1899.99K
1 1,805,002.40 0.14% 1 1,805,002.40 0.31% 0 0.00 0.00%
2000K to 2099.99K
1 2,005,000.00 0.16% 0 0.00 0.00% 1 2,005,000.00 0.28%
2100K to 2199.99K
2 4,310,505.32 0.33% 0 0.00 0.00% 2 4,310,505.32 0.61%
3000K to 3099.99K
1 3,096,365.68 0.24% 1 3,096,365.68 0.53% 0 0.00 0.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Remaining Principal Balance
Balance

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1700K to 1799.99K 1800K to 1899.99K 2000K to 2099.99K 2100K to 2199.99K 3000K to 3099.99K
Balance
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6.00% - 6.49%
32 11,257,738.95 0.87% 0 0.00 0.00% 32 11,257,738.95 1.60%
6.50% - 6.99%
529 212,098,854.13 16.47% 0 0.00 0.00% 529 212,098,854.13 30.09%
7.00% - 7.49%
728 256,498,092.25 19.92% 15 5,617,809.66 0.96% 713 250,880,282.59 35.60%
7.50% - 7.99%
798 288,067,139.79 22.37% 190 81,088,284.12 13.91% 608 206,978,855.67 29.37%
8.00% - 8.49%
479 174,936,920.77 13.59% 407 151,373,097.74 25.97% 72 23,563,823.03 3.34%
8.50% - 8.99%
942 323,699,914.19 25.14% 942 323,699,914.19 55.54% 0 0.00 0.00%
9.00% - 9.49%
27 8,410,748.83 0.65% 27 8,410,748.83 1.44% 0 0.00 0.00%
9.50% - 9.99%
28 10,776,065.67 0.84% 28 10,776,065.67 1.85% 0 0.00 0.00%
10.00% - 10.49%
5 1,901,137.60 0.15% 5 1,901,137.60 0.33% 0 0.00 0.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.37%
Group 2 Weighted Average Rate: 7.21%

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2,189 801,735,934.28 62.26% 235 96,956,379.91 16.63% 1,954 704,779,554.37 100.00%
3.00% - 3.99%
1,322 466,153,605.15 36.20% 1,322 466,153,605.15 79.98% 0 0.00 0.00%
4.00% - 4.99%
57 19,757,072.75 1.53% 57 19,757,072.75 3.39% 0 0.00 0.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.31%
Group 2 Weighted Average Margin: 2.75%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2,189 801,735,934.28 62.26% 235 96,956,379.91 16.63% 1,954 704,779,554.37 100.00%
3.00% - 3.99%
1,322 466,153,605.15 36.20% 1,322 466,153,605.15 79.98% 0 0.00 0.00%
4.00% - 4.99%
57 19,757,072.75 1.53% 57 19,757,072.75 3.39% 0 0.00 0.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.31%
Group 2 Weighted Average Lifetime Rate Floor: 2.75%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
95 34,525,911.47 2.68% 95 34,525,911.47 5.92% 0 0.00 0.00%
11.00% - 11.99%
561 223,356,593.08 17.35% 0 0.00 0.00% 561 223,356,593.08 31.69%
12.00% - 12.99%
2,840 1,006,200,284.60 78.14% 1,519 548,341,146.34 94.08% 1,321 457,859,138.26 64.96%
13.00% - 13.99%
72 23,563,823.03 1.83% 0 0.00 0.00% 72 23,563,823.03 3.34%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.88%
Group 2 Weighted Average Lifetime Rate Ceiling: 12.21%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
1,614 582,867,057.81 45.27% 1,614 582,867,057.81 100.00% 0 0.00 0.00%
6
1,954 704,779,554.37 54.73% 0 0.00 0.00% 1,954 704,779,554.37 100.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,954 704,779,554.37 54.73% 0 0.00 0.00% 1,954 704,779,554.37 100.00%
12
1,614 582,867,057.81 45.27% 1,614 582,867,057.81 100.00% 0 0.00 0.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
278 91,393,005.52 7.10% 278 91,393,005.52 15.68% 0 0.00 0.00%
1 Year MTA
1,336 491,474,052.29 38.17% 1,336 491,474,052.29 84.32% 0 0.00 0.00%
6 Month LIBOR
1,954 704,779,554.37 54.73% 0 0.00 0.00% 1,954 704,779,554.37 100.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
181 63,180,729.00 4.91% 98 34,091,892.95 5.85% 83 29,088,836.05 4.13%
3 Units
71 31,014,065.04 2.41% 30 12,452,825.57 2.14% 41 18,561,239.47 2.63%
4 Units
93 42,767,717.05 3.32% 42 19,233,237.09 3.30% 51 23,534,479.96 3.34%
Condominium
10 3,136,422.03 0.24% 7 1,952,165.39 0.33% 3 1,184,256.64 0.17%
High Rise Condo
47 16,573,570.18 1.29% 24 8,725,896.08 1.50% 23 7,847,674.10 1.11%
Low Rise Condo
316 88,639,046.83 6.88% 146 41,913,497.74 7.19% 170 46,725,549.09 6.63%
Mid Rise Condo
28 10,192,973.58 0.79% 19 6,669,878.11 1.14% 9 3,523,095.47 0.50%
Planned Unit Developmen
675 238,345,755.62 18.51% 276 98,254,555.65 16.86% 399 140,091,199.97 19.88%
Single Family
2,147 793,796,332.85 61.65% 972 359,573,109.23 61.69% 1,175 434,223,223.62 61.61%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
37 15,603,049.95 1.21% 30 12,627,790.58 2.17% 7 2,975,259.37 0.42%
2007
3,531 1,272,043,562.23 98.79% 1,584 570,239,267.23 97.83% 1,947 701,804,295.00 99.58%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Year of First Payment Date
Year

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00%- 9.99%
1 70,059.04 0.01% 1 70,059.04 0.01% 0 0.00 0.00%
10.00%-14.99%
1 45,051.09 0.00% 1 45,051.09 0.01% 0 0.00 0.00%
15.00%-19.99%
1 91,103.33 0.01% 1 91,103.33 0.02% 0 0.00 0.00%
20.00%-24.99%
3 551,109.27 0.04% 0 0.00 0.00% 3 551,109.27 0.08%
25.00%-29.99%
3 332,315.32 0.03% 3 332,315.32 0.06% 0 0.00 0.00%
30.00%-34.99%
3 1,920,211.57 0.15% 2 401,217.81 0.07% 1 1,518,993.76 0.22%
35.00%-39.99%
8 1,834,576.19 0.14% 3 578,516.70 0.10% 5 1,256,059.49 0.18%
40.00%-44.99%
16 4,902,818.06 0.38% 4 1,372,918.97 0.24% 12 3,529,899.09 0.50%
45.00%-49.99%
17 5,283,277.37 0.41% 2 568,955.47 0.10% 15 4,714,321.90 0.67%
50.00%-54.99%
30 11,938,021.56 0.93% 12 5,754,193.76 0.99% 18 6,183,827.80 0.88%
55.00%-59.99%
59 20,989,583.29 1.63% 17 4,141,160.31 0.71% 42 16,848,422.98 2.39%
60.00%-64.99%
91 35,914,282.49 2.79% 34 14,803,563.90 2.54% 57 21,110,718.59 3.00%
65.00%-69.99%
134 62,065,433.55 4.82% 56 26,118,904.89 4.48% 78 35,946,528.66 5.10%
70.00%-74.99%
272 106,359,335.36 8.26% 92 35,801,551.81 6.14% 180 70,557,783.55 10.01%
75.00%-79.99%
802 291,800,995.41 22.66% 303 111,894,516.13 19.20% 499 179,906,479.28 25.53%
80.00%-84.99%
1,993 701,553,675.72 54.48% 977 347,604,614.89 59.64% 1,016 353,949,060.83 50.22%
85.00%-89.99%
43 13,673,510.19 1.06% 37 11,731,662.32 2.01% 6 1,941,847.87 0.28%
90.00%-94.99%
84 26,522,169.72 2.06% 66 21,175,246.97 3.63% 18 5,346,922.75 0.76%
95.00%-99.99%
7 1,799,083.65 0.14% 3 381,505.10 0.07% 4 1,417,578.55 0.20%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Group 2 Weighted Average LTV: 76
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,158 1,123,159,827.47 87.23% 1,204 418,380,273.10 71.78% 1,954 704,779,554.37 100.00%
457 - 480
410 164,486,784.71 12.77% 410 164,486,784.71 28.22% 0 0.00 0.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 391
Group 2 Weighted Average Remaining Amortization Months: 357
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,158 1,123,159,827.47 87.23% 1,204 418,380,273.10 71.78% 1,954 704,779,554.37 100.00%
457 - 480
410 164,486,784.71 12.77% 410 164,486,784.71 28.22% 0 0.00 0.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 391
Group 2 Weighted Average Remaining Months: 357

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,158 1,123,159,827.47 87.23% 1,204 418,380,273.10 71.78% 1,954 704,779,554.37 100.00%
457 - 480
410 164,486,784.71 12.77% 410 164,486,784.71 28.22% 0 0.00 0.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 394
Group 2 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,158 1,123,159,827.47 87.23% 1,204 418,380,273.10 71.78% 1,954 704,779,554.37 100.00%
457 - 480
410 164,486,784.71 12.77% 410 164,486,784.71 28.22% 0 0.00 0.00%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 394
Group 2 Weighted Average Original Remaining Months: 360

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ARIZONA
191 57,077,789.12 4.43% 97 30,274,916.16 5.19% 94 26,802,872.96 3.80%
CALIFORNIA
1,496 671,997,958.93 52.19% 706 320,428,914.61 54.97% 790 351,569,044.32 49.88%
COLORADO
74 22,470,159.12 1.75% 39 11,252,917.27 1.93% 35 11,217,241.85 1.59%
CONNECTICUT
11 3,311,130.31 0.26% 5 1,136,133.97 0.19% 6 2,174,996.34 0.31%
DELAWARE
6 1,029,278.39 0.08% 4 590,501.93 0.10% 2 438,776.46 0.06%
DISTRICT OF COLUMBIA 14 4,531,316.65 0.35% 6 1,833,452.73 0.31% 8 2,697,863.92 0.38%
FLORIDA
298 86,426,943.98 6.71% 148 41,754,681.39 7.16% 150 44,672,262.59 6.34%
GEORGIA
48 13,715,765.34 1.07% 15 4,252,034.00 0.73% 33 9,463,731.34 1.34%
IDAHO
36 7,812,923.61 0.61% 8 1,405,088.25 0.24% 28 6,407,835.36 0.91%
ILLINOIS
57 17,672,442.55 1.37% 22 6,169,193.42 1.06% 35 11,503,249.13 1.63%
INDIANA
3 314,310.62 0.02% 0 0.00 0.00% 3 314,310.62 0.04%
IOWA
2 114,036.83 0.01% 1 68,077.46 0.01% 1 45,959.37 0.01%
KANSAS
2 558,432.08 0.04% 1 336,879.58 0.06% 1 221,552.50 0.03%
KENTUCKY
3 371,822.45 0.03% 3 371,822.45 0.06% 0 0.00 0.00%
MARYLAND
97 30,716,429.19 2.39% 37 10,546,860.12 1.81% 60 20,169,569.07 2.86%
MASSACHUSETTS
25 8,243,553.03 0.64% 8 2,634,670.05 0.45% 17 5,608,882.98 0.80%
MICHIGAN
29 9,769,856.50 0.76% 12 5,558,202.97 0.95% 17 4,211,653.53 0.60%
MINNESOTA
55 13,267,273.79 1.03% 11 2,363,982.61 0.41% 44 10,903,291.18 1.55%
MISSISSIPPI
2 509,823.26 0.04% 1 171,286.69 0.03% 1 338,536.57 0.05%
MISSOURI
10 1,609,717.35 0.13% 5 619,335.73 0.11% 5 990,381.62 0.14%
MONTANA
2 537,742.78 0.04% 0 0.00 0.00% 2 537,742.78 0.08%
NEBRASKA
3 619,274.50 0.05% 1 107,119.03 0.02% 2 512,155.47 0.07%
NEVADA
97 28,795,832.86 2.24% 45 14,308,468.73 2.45% 52 14,487,364.13 2.06%
NEW JERSEY
108 39,396,939.03 3.06% 64 22,804,424.25 3.91% 44 16,592,514.78 2.35%
NEW MEXICO
33 8,162,153.82 0.63% 7 1,399,614.74 0.24% 26 6,762,539.08 0.96%
NEW YORK
71 30,739,893.75 2.39% 38 15,557,403.09 2.67% 33 15,182,490.66 2.15%
NORTH CAROLINA
39 8,073,822.34 0.63% 10 1,871,542.43 0.32% 29 6,202,279.91 0.88%
NORTH DAKOTA
2 299,680.82 0.02% 2 299,680.82 0.05% 0 0.00 0.00%
OHIO
10 2,383,890.17 0.19% 2 571,801.87 0.10% 8 1,812,088.30 0.26%
OKLAHOMA
3 371,943.22 0.03% 0 0.00 0.00% 3 371,943.22 0.05%
OREGON
96 26,406,563.72 2.05% 33 9,497,761.89 1.63% 63 16,908,801.83 2.40%
PENNSYLVANIA
20 4,625,887.49 0.36% 12 2,351,507.72 0.40% 8 2,274,379.77 0.32%
SOUTH CAROLINA
12 2,487,907.06 0.19% 3 1,206,174.46 0.21% 9 1,281,732.60 0.18%
TENNESSEE
17 2,789,812.04 0.22% 17 2,789,812.04 0.48% 0 0.00 0.00%
TEXAS
53 9,202,780.73 0.71% 34 5,712,528.83 0.98% 19 3,490,251.90 0.50%
UTAH
113 29,502,736.09 2.29% 47 10,714,684.68 1.84% 66 18,788,051.41 2.67%
VIRGINIA
75 28,319,753.24 2.20% 30 9,716,205.92 1.67% 45 18,603,547.32 2.64%
WASHINGTON
349 112,194,737.94 8.71% 140 42,189,375.92 7.24% 209 70,005,362.02 9.93%
WISCONSIN
2 359,359.40 0.03% 0 0.00 0.00% 2 359,359.40 0.05%
WYOMING
4 854,938.08 0.07% 0 0.00 0.00% 4 854,938.08 0.12%
Total
3,568
1,287,646,612.18
100.00%
1,614
582,867,057.81
100.00%
1,954
704,779,554.37
100.00%
Geographic Distribution by State
State

Distribution Date: May 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
WASHINGTON
FLORIDA
ARIZONA
NEW JERSEY
NEW YORK
NEVADA
COLORADO
UTAH
MARYLAND
VIRGINIA
OREGON
ILLINOIS
TEXAS
MICHIGAN
GEORGIA
TENNESSEE
MASSACHUSETTS
MINNESOTA
PENNSYLVANIA
NORTH CAROLINA
DISTRICT OF
COLUMBIA
IDAHO
NEW MEXICO
SOUTH CAROLINA
CONNECTICUT
MISSOURI
DELAWARE
OHIO
KENTUCKY
KANSAS
NORTH DAKOTA
MISSISSIPPI
NEBRASKA
IOWA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
CALIFORNIA
WASHINGTON
FLORIDA
ARIZONA
MARYLAND
UTAH
VIRGINIA
OREGON
NEW JERSEY
NEW YORK
NEVADA
ILLINOIS
COLORADO
MINNESOTA
GEORGIA
NEW MEXICO
IDAHO
NORTH CAROLINA
MASSACHUSETTS
MICHIGAN
TEXAS
DISTRICT OF
COLUMBIA
PENNSYLVANIA
CONNECTICUT
OHIO
SOUTH CAROLINA
MISSOURI
WYOMING
MONTANA
NEBRASKA
DELAWARE
OKLAHOMA
WISCONSIN
MISSISSIPPI
INDIANA
KANSAS
IOWA
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: May 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,568
1,287,646,612.18
100.00%
1,284,369,928.06
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,568
1,287,646,612.18
1,284,369,928.06
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,568
1,287,646,612.18
100.00%
1,284,369,928.06
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,568
1,287,646,612.18
100.00%
1,284,369,928.06
All Groups
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,614
582,867,057.81
100.00%
581,019,221.63
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,614
582,867,057.81
581,019,221.63
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,614
582,867,057.81
100.00%
581,019,221.63
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,614
582,867,057.81
100.00%
581,019,221.63
Group 1
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: May 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,954
704,779,554.37
100.00%
703,350,706.43
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,954
704,779,554.37
703,350,706.43
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,954
704,779,554.37
100.00%
703,350,706.43
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,954
704,779,554.37
100.00%
703,350,706.43
Group 2
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: May 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
-6
-4
-2
0
2
4
6
Group 1
Group 2
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
-6
-4
-2
0
2
4
6
Group 1
Group 2
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: May 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
May 2007
Count
Balance ($)
30 - 59 days
0 0.00
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: May 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
May 2007
Count
Balance ($)
30 - 59 days
0 0.00
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
Bankrupcty

Distribution Date: May 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
May 2007
Count
Balance ($)
30 - 59 days
0 0.00
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Balance ($)
Bankrupcty

Distribution Date: May 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Group 1
Group 2
Total
Current
7.77%
3,929,713.83
1.48%
874,962.50
4.38%
4,804,676.33
Life CPR
7.77% 1.48% 4.38%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
07
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
07
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
Group 1
Group 2
Total
Amount ($)

Distribution Date: May 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: May 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: May 25, 2007
REO LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: May 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
12 3,805,700.00 3,825,180.46 0.00 584,635,534.56
GROUP 2
2 603,500.00 609,131.41 0.00 703,886,598.86
TOTAL:
14
4,409,200.00
4,434,311.87
0.00
0.65%
99.35%
1
0.09%
99.91%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
123897563 119,200.00 119,539.43 120,084.77 0.00 0.00 0.00 Voluntary PIF
04/27/2007
0.00 8.500%
0.00
123898967 368,000.00 368,439.99 369,604.72 0.00 0.00 0.00 Voluntary PIF
04/30/2007
0.00 8.375%
0.00
123899601 728,000.00 730,073.01 733,403.57 0.00 0.00 0.00 Voluntary PIF
04/24/2007
0.00 8.500%
0.00
123901001 148,500.00 148,720.36 149,220.47 0.00 0.00 0.00 Voluntary PIF
04/27/2007
0.00 9.250%
0.00
123901381 150,000.00 150,148.16 150,591.42 0.00 0.00 0.00 Voluntary PIF
04/16/2007
0.00 8.125%
4,881.02
123901795 178,500.00 178,694.87 179,241.09 0.00 0.00 0.00 Voluntary PIF
04/18/2007
0.00 8.250%
5,898.54
123902785 234,500.00 234,697.81 235,459.33 0.00 0.00 0.00 Voluntary PIF
04/24/2007
0.00 7.750%
0.00
123903924 132,000.00 132,191.02 132,653.24 0.00 0.00 0.00 Voluntary PIF
04/30/2007
0.00 8.625%
0.00
123904948 546,000.00 549,314.01 550,788.58 0.00 0.00 0.00 Voluntary PIF
04/17/2007
0.00 8.250%
18,094.29
123905648 432,000.00 432,471.62 433,793.56 0.00 0.00 0.00 Voluntary PIF
04/12/2007
0.00 8.250%
14,275.45
124063348 384,000.00 383,084.90 384,443.60 0.00 0.00 0.00 Voluntary PIF
04/20/2007
0.00 8.125%
0.00
124064346 385,000.00 384,347.33 385,896.11 0.00 0.00 0.00 Voluntary PIF
04/18/2007
0.00 7.875%
12,127.50
Total:
12
3,805,700.00
3,811,722.51
0.00
3,825,180.46
0.00
0.00
0.00
55,276.80
GROUP 2
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
123848921 350,000.00 353,463.02 354,360.02 0.00 0.00 0.00 Voluntary PIF
05/02/2007
0.00 7.625%
0.00
124115445 253,500.00 254,133.75 254,771.39 0.00 0.00 0.00 Voluntary PIF
04/24/2007
0.00 7.375%
7,478.25
Total:
2
603,500.00
607,596.77
0.00
609,131.41
0.00
0.00
0.00
7,478.25

Distribution Date: May 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: May 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #